Equity (Weighted Average Assumptions Used to Determine Fair Value of Stock Options) (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Equity - Stock-based Compensation Plans [Line Items]
Dividend yield	2.18%	2.13%	1.95%
Risk-free rate of return, Minimum	0.12%	0.16%	0.21%
Risk-free rate of return, Maximum	5.07%	3.89%	4.17%
Expected volatility	33.26%	32.98%	35.59%
Exercise multiple	1.45	1.51	1.58
Post-vesting termination rate	2.93%	3.16%	3.14%
Contractual term (years)	10 years	10 years	10 years
Expected life (years)	6 years	7 years	7 years
Weighted average exercise price of stock options granted	$ 50.53	$ 35.96	$ 37.91
Weighted average fair value of stock options granted	$ 13.84	$ 9.88	$ 11.33